Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Mar. 01, 2017 USD ($) property loan item	Feb. 28, 2017 USD ($) $ / shares shares	Jan. 27, 2017	Jan. 24, 2017 $ / shares shares	Jun. 11, 2014 USD ($)	Jan. 09, 2014 USD ($)	Mar. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Mar. 03, 2017 USD ($)	Jan. 23, 2017 shares
Subsequent Event [Line Items]
Number of hotels acquired | property									3	0
Long-term debt								$ 63,389	$ 87,536
Number of hotels | property								19
Available borrowing capacity								$ 1,234
Proceeds from revolving debt								10,198	41,152	$ 29,692
Fair value of common stock sold									$ 346	$ 2,591
Real Estate Strategies, L.P. [Member]
Subsequent Event [Line Items]
Fair value of common stock sold					$ 1,950
Western Alliance Bank [Member]
Subsequent Event [Line Items]
Long-term debt								$ 4,806
Maturity date of debt								Feb. 01, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued upon conversion | shares		39,032,225
Shares issued, price per share | $ / shares		$ 1.60
Subsequent Event [Member] | New Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares				150,540
Number of shares called by exercise of warrant | shares				150,540
Common stock warrants, exercise price | $ / shares				$ 0.001
Warrant expiration				Jan. 24, 2019
Subsequent Event [Member] | Old Warrants [Member] | Real Estate Strategies, L.P. [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares												3,750,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Fair value of common stock sold		$ 9,250
Preferred stock, annual dividend rate		6.25%
Preferred stock, par value | $ / shares		$ 10.00
Preferred stock, dividend rate increase resulting from failure to pay dividend, without equity offerings		12.50%
Preferred stock, dividend rate increase resulting from failure to pay dividend, with equity offerings		9.50%
Preferred stock, redemption price | $ / shares		$ 2.13
Preferred stock, percentage of conversion price at which preferred stock automatically converts to common stock		120.00%
Preferred stock, trading days for preferred stock automatically converting to common stock		60 days
Number of shares redeemable by company when market price is within defined range | shares		490,250
Preferred stock, percentage of liquidation value at which holders can sell		130.00%
Threshold of originally issued preferred stock shares outstanding required for approval of certain transactions by preferred shareholders | shares		434,750
Threshold of originally issued preferred stock shares outstanding required for approval of certain transactions by preferred shareholders, percent		47.00%
Percentage of approval required for certain transactions by preferred shareholders		75.00%
Threshold of amount of related party transactions for aprroval by preferred shareholders		$ 120
Threshold of maximum percentage of shares grantable before shareholder approval required		9.90%
Subsequent Event [Member] | Home2 Suites [Member]
Subsequent Event [Line Items]
Number of hotels acquired | item							4
Purchase price of hotel acquisition							$ 73,750
Subsequent Event [Member] | Home2 Suites [Member] | Collateral Pledged [Member]
Subsequent Event [Line Items]
Number of hotels acquired | property	3
Subsequent Event [Member] | Western Alliance Bank [Member]
Subsequent Event [Line Items]
Maturity date of debt			Feb. 01, 2018
Minimum [Member] | Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, percentage of liquidation value at which company can redeem preferred stock		110.00%
Maximum [Member] | Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, percentage of liquidation value at which company can redeem preferred stock		130.00%
Variable Rate Debt [Member] | Subsequent Event [Member] | Multiple Western Alliance Bank Loans [Member]
Subsequent Event [Line Items]
Number of loans not refinanced during period | loan	2
Fixed Rate Debt [Member] | Subsequent Event [Member] | Multiple Great Western Banks [Member]
Subsequent Event [Line Items]
Number of loans not refinanced during period | loan	2
Secured Credit Facility [Member]
Subsequent Event [Line Items]
Long-term debt								$ 63,389
Secured Credit Facility [Member] | Forecast [Member]
Subsequent Event [Line Items]
Increase in borrowing capacity											$ 41,050
Secured Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity date of debt	Mar. 01, 2019
Line of credit facility, maximum borrowing capacity	$ 90,000
Line of credit facility, accordian feature	400,000
Available borrowing capacity	$ 34,250
Loan term	2 years
Automatic extension period based on capital achievements	1 year
Number of loan extensions | item	2
Extension period	1 year
Proceeds from revolving debt	$ 34,250
Secured Credit Facility [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread	3.95%
Secured Credit Facility [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread	2.95%
Secured Credit Facility [Member] | Subsequent Event [Member] | Collateral Pledged [Member]
Subsequent Event [Line Items]
Number of hotels | property	14
Secured Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements	2.25%
Secured Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements	1.25%
Secured Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements	3.00%
Secured Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements	2.00%
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity						$ 2,000
Revolving Credit Facility [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread						7.00%